Loans and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Loans and Financial Liabilities [Abstract]
Schedule of Financial Liabilities Assumed through Business Combinations	Financial liabilities originated or assumed through business combinations
	December 31,
	2025	2024
	U.S. Dollars in thousands
Contingent consideration (1)	23,237	23,566
Assumed liabilities (2)	37,170	40,079
Less current maturities	(9,923)	(10,181)
Total Long term contingent consideration and assumed liabilities	$50,484	53,462

(1)

Contingent consideration is measured at fair value. The change in the balance of the contingent consideration reflect the payments made on account of such and the change in the fair value of the liability. Refer also to note 15.

Pursuant to the Saol APA, the Company agreed to pay up to $50,000 thousand of contingent consideration subject the achievement of sales thresholds for the period commencing on the acquisition date and ending on December 31, 2034. Through December 31, 2025, the first three sales thresholds were met, and the Company paid three $3,000 thousand on account of these thresholds. These payments were accounted for as a reduction of the liability. The Company may be entitled for up to $3,000 thousand credit deductible from the contingent consideration payments due for the years 2023 through 2027, subject to certain conditions as defined in the Saol APA. Through December 31, 2025, the entitlement of the credit was not met.

The fair value of the contingent consideration was $23,237 thousand and $23,566 thousand as of December 31, 2025, and December 31, 2024, respectively. The Company accounted for $2,672 thousand, $4,711 thousand, and $1,321 thousand, for the years ended December 31, 2025, 2024 and 2023, respectively as financing expenses in the statement of profit and loss to reflect the changes in the fair value of the liability.

(2)	Assumed liabilities are measured at amortized cost. The changes in the balance of the assumed liabilities reflects the payments made on account of such and the changes in time value and changes in expected payments.